UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$515	$111,519,584
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,655	1,796,850

		2,316,434

California — 5.9%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	445,638
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,244,776
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	680	754,535
St. Joseph Health System, 5.00%, 7/01/33	435	477,604
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	180	183,755
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, Series A, S/F:
5.25%, 8/15/39	70	74,668
5.25%, 8/15/49	175	185,719
California Pollution Control Financing Authority, RB (a):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	440	445,394
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37	360	370,415
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	270	306,644
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	186,747
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	375	419,029

Municipal Bonds	Par (000)	Value

California (concluded)
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 8/01/38 (b)	$3,725	$1,244,671
State of California, GO, Various Purposes, 6.50%, 4/01/33	2,000	2,432,900
State of California Public Works Board, LRB:
Series I, 5.00%, 11/01/38	355	389,396
Sub-Series I-1, 6.38%, 11/01/34	400	482,352

		9,644,243

Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	65	67,339
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,206,876

		1,274,215

Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	825,698
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,240	1,304,604

		2,130,302

District of Columbia — 3.3%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	550	551,392
7.50%, 1/01/39	500	501,085
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	260	292,440
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	786,255
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.25%, 5/15/24	2,065	2,065,268

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB, 1st Senior Lien, Series A:
5.00%, 10/01/39	$170	$180,462
Dulles Toll Road, 5.25%, 10/01/44	1,000	1,074,670

		5,451,572

Florida — 2.8%
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,080	1,294,520
Tolomato Community Development District, Refunding, CAB, Special Assessment Bonds:
0.00%, 5/01/39 (c)	95	69,572
0.00%, 5/01/40 (c)	225	134,258
6.65%, 5/01/40	355	360,691
Convertible Series A-4, 0.00%, 5/01/40 (c)	120	53,003
Tolomato Community Development District, Series A-1 (d)(e):
Series 1, 6.65%, 5/01/40	15	15,297
Series 2, 6.65%, 5/01/40	815	477,182
Series 3, 6.65%, 5/01/40	275	3
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	880	880,211
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	1,745	1,308,942

		4,593,679

Guam — 1.3%
Guam Government Waterworks Authority, RB, Water & Wastewater System:
5.25%, 7/01/33	640	696,979
5.50%, 7/01/43	1,065	1,167,049
Territory of Guam, GO, Series A, 6.00%, 11/15/19	200	218,784

		2,082,812

Illinois — 10.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	2,500	2,813,050

Municipal Bonds	Par (000)	Value

Illinois (continued)
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/34	$480	$487,709
Refunding, 5.25%, 1/01/32	1,090	1,140,216
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	280	299,849
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	1,150	1,165,272
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	390,003
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,875	1,958,606
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	391,118
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	1,845	2,001,751
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	550	614,889
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	815	886,084
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	1,790	1,860,401
Series B-2, 5.00%, 6/15/50	600	623,454
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 6/01/23	180	209,394
State of Illinois, GO, 5.00%, 2/01/39	745	750,603
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	237,822
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	390	422,620

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	2

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
University of Illinois, RB, Auxiliary Facilities System, Series A (concluded):
5.00%, 4/01/44	$475	$512,748

		16,765,589

Indiana — 3.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	365	405,964
7.00%, 1/01/44	885	986,669
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,425,528
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	160	165,341
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	520	536,203
Sisters of St. Francis Health Services, 5.25%, 11/01/39	290	308,548
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	600	667,452
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	395,440
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	445	487,004

		5,378,149

Iowa — 2.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	340	357,418
5.50%, 12/01/22	830	865,441
5.25%, 12/01/25	660	695,594
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	765	807,450

Municipal Bonds	Par (000)	Value

Iowa (concluded)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	$1,765	$1,458,631

		4,184,534

Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	440	477,981
Kentucky Public Transportation Infrastructure Authority, RB, Convertible CAB, 1st Tier, Downtown Crossing Project, Series C, 0.00%, 7/01/43 (c)	565	362,967

		840,948

Louisiana — 3.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	2,000	2,224,900
Series A-1, 6.50%, 11/01/35	1,135	1,302,957
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	350	382,921
5.25%, 5/15/31	300	321,900
5.25%, 5/15/32	380	403,913
5.25%, 5/15/33	415	439,145
5.25%, 5/15/35	945	1,004,233

		6,079,969

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,059,890

Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,030,771

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	$1,000	$1,091,660

		2,122,431

Michigan — 3.0%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien:
Series A, 5.00%, 7/01/32	545	529,276
Series A, 5.25%, 7/01/39	1,970	1,929,694
Series B (AGM), 7.50%, 7/01/33	560	612,853
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (f)	1,400	1,805,706

		4,877,529

Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	93,037
Missouri State Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	115	123,664

		216,701

Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	285	305,121

New Jersey — 2.1%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,410	1,473,126
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	785	851,450
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	845	918,988

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$185	$205,309

		3,448,873

New York — 5.8%
City of New York New York Industrial Development Agency, ARB, AMT:
American Airlines, Inc., JFK International Airport, 7.63%, 8/01/25 (g)	4,000	4,391,360
British Airways PLC Project, 7.63%, 12/01/32	1,000	1,005,200
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,260,180
5.25%, 11/15/39	400	447,368
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	420	462,399
New York State Dormitory Authority, RB, New York University, Series A, 5.25%, 7/01/48	1,000	1,114,850
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	837,514

		9,518,871

North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	480	530,045
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	260	288,298

		818,343

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	2,295	1,821,656

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	4

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (concluded)
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	$2,650	$2,850,658
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	1,021,680

		5,693,994

Pennsylvania — 0.7%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	580	586,797
State of Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	569,629

		1,156,426

South Carolina — 1.1%
South Carolina State Public Service Authority, RB, Series A, 5.50%, 12/01/54	1,690	1,871,134

Texas — 7.0%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	1,500	138,750
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	730	819,264
Sub-Lien, 5.00%, 1/01/42	110	112,922
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	525	594,610
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	282,855
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	210	234,581
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	700	798,581
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (b)	5,200	1,747,200

Municipal Bonds	Par (000)	Value

Texas (concluded)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	$1,390	$1,662,829
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (NPFGC), 0.00%, 11/15/34 (b)	3,000	991,260
HFDC of Central Texas, Inc., RB, Village at Gleannloch Farms, Series A, 5.50%, 2/15/27	1,150	1,150,782
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	2,290	2,428,888
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	500	593,805

		11,556,327

Utah — 0.6%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	700	583,324
3.25%, 10/15/42	425	341,670

		924,994

Virginia — 1.9%
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,047,630
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	1,875	2,090,887

		3,138,517

Washington — 0.7%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,020	1,148,785

Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	100	103,517

Total Municipal Bonds — 66.2%		108,703,899

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value

California — 5.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$1,090	$1,313,132
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	840	947,604
City & County of San Francisco California Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	3,225	3,586,426
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,039	2,232,696
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	637,425

		8,717,283

Colorado — 3.1%
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiatives, 5.50%, 7/01/34 (i)	740	842,590
Sisters of Leavenworth Health System, 5.00%, 1/01/40	3,930	4,198,458

		5,041,048

Florida — 1.3%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,157,560

Illinois — 4.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A (NPFGC), 5.00%, 1/01/33 (i)	4,995	5,196,049
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,663,037

		7,859,086

Indiana — 7.8%
Carmel Redevelopment Authority, RB, Performing Arts Center (f):
4.75%, 2/01/16	5,365	5,725,689

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value

Indiana (concluded)
Carmel Redevelopment Authority, RB, Performing Arts Center (f) (concluded):
5.00%, 2/01/16	$6,580	$7,046,982

		12,772,671

Massachusetts — 4.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	7,869,310

Nebraska — 3.2%
Omaha Public Power District, RB, Sub-Series B (NPFGC), 4.75%, 2/01/36	5,000	5,204,450

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	660	749,505

New York — 23.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	4,780	5,193,721
Series FF-2, 5.50%, 6/15/40	495	566,187
Series HH, 5.00%, 6/15/31 (i)	2,835	3,165,074
Hudson Yards Infrastructure Corp., RB, Senior Bond, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	6,509	7,405,366
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,135	6,760,034
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	2,220	2,488,709
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	11,240	13,030,307

		38,609,398

North Carolina — 9.7%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 4.75%, 12/01/34	15,170	15,859,930

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	6

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value

Ohio — 3.1%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	$4,634	$5,140,428

South Carolina — 1.2%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	1,919	1,970,706

Texas — 11.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	11,000	12,059,960
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (i)	2,122	2,363,290
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,287,749
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	2,175	2,437,931

		18,148,930

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,829	1,945,007

Virginia — 1.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,153,728

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value

Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	$1,989	$2,121,177

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 83.7%		137,320,217

Total Long-Term Investments (Cost — $232,603,875) — 149.9%		246,024,116

Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	1,032,241	1,032,241

Total Short-Term Securities (Cost — $1,032,241) — 0.6%	1,032,241

Total Investments (Cost — $233,636,116) — 150.5%	247,056,357
Liabilities in Excess of Other Assets — (6.1)%	(10,061,795)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (44.4%)	(72,865,583)

Net Assets Applicable to Common Shares — 100.0%	$164,128,979

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$161,123,779

Gross unrealized appreciation	$16,486,820
Gross unrealized depreciation	(3,405,143)

Net unrealized appreciation	$13,081,677

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	7

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from January 1, 2015 to February 15, 2031 is $18,040,423.
(j)	Represents the current yield as of report date.
(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income

FFI Institutional Tax-Exempt Fund	787,037	245,204	1,032,241	$97

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

(70)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$8,722,656	$75,371

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	8

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$246,024,116	—	$246,024,116
Short-Term Securities	$1,032,241	—	—	1,032,241

Total	$1,032,241	$246,024,116	—	$247,056,357

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$75,371	—	—	75,371

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	9

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$138,000	—	—	$138,000

Liabilities:
TOB trust certificates	—	$(72,850,901)	—	(72,850,901)
Loan Payable		(12,310,000)		(12,310,000)

Total	$138,000	(85,160,901)	—	$(85,022,901)

There were no transfers between levels during the period ended July 31, 2014.

BlackRock Long-Term Municipal Advantage Trust	July 31, 2014	10

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 25, 2014